SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - SGD ($)		Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties		$ 71,477	$ 210,834
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[1]		171,181
Team General Construction Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[2]	39,502	5,116
Premium Rich Engineering Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[3]		15,960
Hing Fatt Building & Material Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[4]	$ 31,975	$ 18,577

[1]	60% shares held by our Company’s Chief Executive Officer, Mr Gao
[2]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.
[3]	100% shares held by Mr Gao
[4]	100% shares held by Mr Gao